Cover	May 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2021
Entity File Number	000-24389
Entity Registrant Name	OneSpan Inc.
Entity Central Index Key	0001044777
Entity Tax Identification Number	36-4169320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 West Wacker Drive
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	766-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	OSPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false